Basis of Presentation	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
3.	BASIS OF PRESENTATION

The Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and as adopted by the European Union at December 31, 2019.

The consolidated financial statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.

These consolidated financial statements for the year ended December 31, 2019 were prepared under the responsibility of the Board of Directors that approved such statements on May 20, 2020.

The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC").

The principal accounting methods used to prepare the condensed Consolidated Financial Statements are described below.

All financial information (unless indicated otherwise) is presented in thousands of euros (€).

3.1.	Changes in accounting policies and new standards or amendments

The Group adopted IFRS 16 Leases on January 1, 2019. The new IFRIC 23 standard “Uncertainty over Tax Treatment”, came into effect on January 1, 2019, but they had no significant effect on Group financial statements.

Other required standards and interpretations, applicable from January 1, 2019, do not have any significant effect on the Group’s financial statements for the year ended December 31, 2019. They concern, principally:

•	Amendment to IFRS9: “Prepayment features with negative compensation”
•	Amendment to IAS 28: “Long-term interests in Associates and Joint Ventures”
•	Amendment to IAS 19 “Plan Amendment, Curtailment or Settlement”

New or amended policies or standards		Effective date	Potential impact on consolidated financial statements
IFRS 16 Leases	IFRS 16 aligns the accounting for operating leases with that of finance leases	Applicable for all reporting periods from January 1, 2019

The group adopted IFRS 16 using the modified retrospective method and elected to apply it to contracts that were previously identified as leases under IAS 17 and IFRIC 4. The Group used the exemptions provided for leases whose term is less than 12 months from the date of 1st application and those relating to assets of low value.

See note 4.7 to the consolidated financial statement

3.2.	Standards, interpretations and amendments issued but not yet effective

The Group has not identified any standards or amendments issued but not yet effective as of January 1, 2020 that may have a significant impact on the Group's consolidated financial statements.

However, following publication of the final decision of IFRS IC on December 16, 2019 relating to the duration of leases and its interaction with the amortization period for non-removable fixtures, the Group is in the process of identifying those agreements which may be impacted, collecting the necessary information and performing analyses in order to estimate the possible impacts of this decision.

These analyses mainly relate to the identification of agreements that may be impacted, the collection of relevant information, in particular among existing fixtures, the determination of estimates to define the execution period and the rental period.

As of December 31, 2019, the Group’s analysis of the impact of the IFRS IC decision requires sufficient time and is still ongoing.   Its implementation could result in an extension of the rental period initially assumed and lead to a revision of the lease debt and the right of use asset relating to the relevant leases.

However, the Group should not be significantly impacted given the absence of contracts with an automatic renewal / extension of rental period or contracts that may be terminated for an indefinite period, and for which the lease period is likely to be modified following completion of the analyses.